EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

NOTE 11 – EMPLOYEE BENEFITS

A)	Information of accounting policy

1)	Liability for severance pay

The Company operates a post-employment benefits plan for its employees, which includes a defined contribution plan.

2)	Vacation and recreation pay

By law, employees are entitled to vacation and recreation pay, calculated on an annual basis. The right is based on the employment period. The Company charges liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

3)	Bonuses plan

The Company recognizes a liability and an expense for bonuses based on its bonus plan, subject to certain adjustments. The liability is recognized when there is a legal obligation to make such payments, and the amount of the obligation can be reliably estimated.

B)	Additional information

1)	Liability for employee rights upon retirement

Labor laws and agreements require the Company to pay severance pay and/or pensions to employees dismissed or retiring from their employment in other certain circumstances. The amounts of benefits those employees are entitled to upon retirement are based on the number of years of service and the last monthly salary. Also, under labor laws and labor agreements in effect, including the Expansion Order (Combined Version) for Obligatory Pension under the Collective Agreements Law of 1957 (the “Expansion Order”), the Company is liable to make deposits with provident funds, pension funds or other such funds, to cover its employees’ pension insurance as well as some of its severance pay liabilities.

Under the terms of the Expansion Order, the Company deposits for severance pay as required under the Expansion Order as well as other deposits made by those companies “in lieu of severance pay” and which were announced as such as required under the Expansion Order, replace all payment of severance pay under Section 14 of the Israeli Severance Pay Law, 1963 (the “Severance Pay Law”) with respect to the wages, components, periods and rates for which the deposit alone was made.

2)	Defined contribution plans

The Company’s severance pay liability to Israeli employees for which the said liability is covered under section 14 of the Severance Pay Law is covered by regular deposits with defined contribution plans. The amounts funded above are not reflected in the consolidated statements of financial position. The amounts recognized as expense in respect of defined contribution plans in 2025, 2024 and 2023 are NIS 1,322 thousand (approximately $414 thousand), NIS 1,334 thousand and NIS 1,325 thousand, respectively.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS